AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 16, 2016.

Securities Act Registration No. 333-147999

Investment Company Act Registration No. 811-22153

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☐
Amendment No. 48	☒

 (Check appropriate box or boxes.)

Dunham Funds

(Exact Name of Registrant as Specified in Charter)

10251 Vista Sorrento Parkway, Suite 200
San Diego, CA 92121

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 964-0500

Jeffrey A. Dunham
Dunham Funds
10251 Vista Sorrento Parkway, Suite 200
San Diego, CA 92121

(Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 15th day of September 2016.

DUNHAM FUNDS

By:	/s/ Joseph Kelly
Joseph Kelly Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 15th day of September 2016.

Signature	Title

Jeffrey A. Dunham	Trustee, President and Principal Executive Officer

Denise S. Iverson*	Treasurer and Principal Financial Officer

Timothy M. Considine*	Trustee

Henry R. Goldstein*	Trustee

Paul A. Rosinack*	Trustee

By:	/s/ Joseph Kelly
Joseph Kelly Attorney-in-Fact September 15, 2016

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase